Income Tax Expense (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
United States	$ 43,159	$ 46,883	$ 49,702
Foreign	6,436	5,299	4,303
Earnings before income tax	$ 49,595	$ 52,182	$ 54,005